Borrowings (Maturities Of Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Borrowings [Abstract]
2013	¥ 1,112,828
2014	884,259
2015	1,579,413
2016	936,386
2017	686,855
2018 and thereafter	3,082,131
Subtotal	8,281,872
Trading balances of secured borrowings	222,968
Total	¥ 8,504,840	¥ 8,402,917